Quarterly portfolio holdings
John Hancock
Disciplined Value Global Long/Short Fund
Alternative
June 30, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 6-30-25 (unaudited)
	Shares	Value
Common stocks 74.4%		$252,377,073
(Cost $215,221,329)
Australia 0.9%		3,135,991
Beetaloo Energy Australia, Ltd. (A)(B)	22,671,611	3,135,991
Canada 7.2%		24,367,760
Allied Gold Corp. (A)	120,387	1,616,063
Cenovus Energy, Inc.	494,393	6,723,745
Hudbay Minerals, Inc. (C)	304,502	3,230,766
MEG Energy Corp.	115,993	2,191,665
New Gold, Inc. (A)(B)	382,866	1,895,187
Nutrien, Ltd. (B)	69,788	4,064,453
Teck Resources, Ltd., Class B (C)	115,054	4,645,881
China 2.7%		9,158,907
Alibaba Group Holding, Ltd.	314,100	4,446,381
Alibaba Group Holding, Ltd., ADR	41,553	4,712,526
Denmark 1.6%		5,387,624
Danske Bank A/S	131,908	5,387,624
France 5.7%		19,329,874
Bureau Veritas SA	153,809	5,249,867
Eurazeo SE	50,233	3,591,303
Ipsen SA	13,107	1,561,281
Vallourec SACA (B)	483,969	8,927,423
Hong Kong 2.0%		6,679,028
CK Hutchison Holdings, Ltd.	496,500	3,057,288
Prudential PLC	289,364	3,621,740
India 1.5%		5,229,507
HDFC Bank, Ltd., ADR (B)	68,208	5,229,507
Ireland 1.0%		3,286,483
Medtronic PLC	37,702	3,286,483
Italy 2.2%		7,538,863
Iveco Group NV	165,053	3,250,439
Saipem SpA	1,568,664	4,288,424
Japan 2.7%		9,170,260
Kyocera Corp.	287,600	3,454,178
Mitsubishi Electric Corp.	126,900	2,729,488
Suzuken Company, Ltd.	82,600	2,986,594
Luxembourg 1.0%		3,214,252
Millicom International Cellular SA	85,782	3,214,252
Mexico 2.1%		7,174,596
America Movil SAB de CV, ADR	140,406	2,518,884
Coca-Cola Femsa SAB de CV, ADR	48,131	4,655,712
Namibia 0.0%		158,902
Andrada Mining, Ltd. (A)	4,062,358	158,902
Norway 2.0%		6,880,429
Frontline PLC (B)	238,638	3,916,050
Norsk Hydro ASA	517,669	2,964,379
South Korea 4.8%		16,307,071
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	7,897	2,132,512
2	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
KT Corp., ADR (C)	279,782	$5,813,870
NAVER Corp.	35,724	6,937,059
Samsung Fire & Marine Insurance Company, Ltd.	4,440	1,423,630
United Kingdom 7.7%		26,043,966
BAE Systems PLC	290,730	7,545,254
Beazley PLC	29,133	374,067
Endeavour Mining PLC	104,604	3,225,498
Nomad Foods, Ltd. (C)	468,941	7,967,308
Shell PLC, ADR	68,922	4,852,798
SSE PLC	82,567	2,079,041
United States 29.3%		99,313,560
Alphabet, Inc., Class C (C)	56,408	10,006,215
Applied Materials, Inc.	43,973	8,050,137
Bank of America Corp. (C)	96,810	4,581,049
Booking Holdings, Inc. (C)	569	3,294,078
Broadcom, Inc.	19,219	5,297,717
Centene Corp. (A)(C)	41,976	2,278,457
Century Aluminum Company (A)	272,760	4,915,135
Diamondback Energy, Inc.	17,905	2,460,147
DuPont de Nemours, Inc.	58,767	4,030,829
Jacobs Solutions, Inc.	16,468	2,164,719
Keysight Technologies, Inc. (A)	31,084	5,093,424
Lennar Corp., Class A	15,185	1,679,613
Marathon Petroleum Corp. (C)	11,534	1,915,913
Micron Technology, Inc.	18,113	2,232,427
Oracle Corp. (C)	52,910	11,567,713
Perpetua Resources Corp. (A)(B)	141,248	1,714,751
Salesforce, Inc.	22,651	6,176,701
Sysco Corp. (C)	70,992	5,376,934
The Mosaic Company (C)	136,939	4,995,535
The Walt Disney Company	63,615	7,888,896
Uber Technologies, Inc. (A)	38,512	3,593,170

	Rate (%)	Maturity date		Par value^	Value
Convertible bonds 0.4%					$1,374,774
(Cost $1,438,585)
Namibia 0.4%					1,374,774
Andrada Mining, Ltd. (D)	12.000	12-31-26	GBP	1,100,000	1,374,774

	Shares	Value
Warrants 0.0%		$0
(Cost $28,772)
Andrada Mining, Ltd. (Expiration Date: 7-21-25) (A)(E)	2,200,000	0

	Yield (%)	Shares	Value
Short-term investments 28.1%			$95,462,395
(Cost $95,462,140)
Short-term funds 28.1%			95,462,395
Fidelity Government Portfolio, Institutional Class	4.2300(F)	75,736,424	75,736,424
John Hancock Collateral Trust (G)	4.2596(F)	1,972,124	19,725,971

Total investments (Cost $312,150,826) 102.9%	$349,214,242
Other assets and liabilities, net (2.9%)	(9,915,382)
Total net assets 100.0%	$339,298,860

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	3

	Shares	Value
Securities sold short (0.7)%		$(2,255,244)
(Proceeds received $2,051,570)
Japan (0.3)%		(1,012,743)
Fuji Media Holdings, Inc.	(43,900)	(1,012,743)
Sweden (0.4)%		(1,242,501)
Hennes & Mauritz AB, B Shares	(88,220)	(1,242,501)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
GBP	Pound Sterling

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-25. The value of securities on loan amounted to $19,076,523.
(C)	All or a portion of this security is segregated as collateral for certain derivatives and/or securities sold short.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 6-30-25.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 6-30-25:
Information technology	12.3%
Materials	11.5%
Energy	11.3%
Communication services	10.7%
Industrials	8.8%
Financials	7.1%
Consumer staples	5.3%
Consumer discretionary	4.2%
Health care	3.0%
Utilities	0.6%
Short-term investments and other	25.2%
TOTAL	100.0%
4	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	Bank of America Corp.	USD	40.00	Aug 2025	745	74,500	$390,732	$(553,163)
Exchange-traded	Booking Holdings, Inc.	USD	4,800.00	Sep 2025	2	200	138,439	(214,950)
Exchange-traded	Broadcom, Inc.	USD	210.00	Aug 2025	135	13,500	527,618	(915,637)
							$1,056,789	$(1,683,750)
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Aberdeen Group PLC	GBP SONIA Compounded OIS - 0.40%	At Maturity	GBP	571,402	Feb 2026	GSI	—	$(242,791)	$(242,791)
Pay	Acushnet Holdings Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	634,315	Jun 2026	GSI	—	(121,732)	(121,732)
Pay	BlackLine, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	788,576	Jun 2026	GSI	—	(137,327)	(137,327)
Pay	Dayforce, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,033,304	Jun 2026	GSI	—	52,746	52,746
Pay	Fastighets AB Balder, B Shares	SEK SIOR Compounded OIS - 1.00%	At Maturity	SEK	7,795,419	Jun 2026	GSI	—	(76,728)	(76,728)
Pay	LGI Homes, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	463,958	Jun 2026	GSI	—	170,859	170,859
Pay	National Beverage Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,368,160	Jun 2026	GSI	—	61,718	61,718
Pay	Nokian Renkaat Oyj	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	301,766	Jun 2026	GSI	—	67,173	67,173
Pay	Valmet Oyj	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	1,270,817	Jun 2026	GSI	—	(202,526)	(202,526)
Pay	Bank of Hawaii Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,858,521	Jul 2026	GSI	—	(160,233)	(160,233)
Pay	Novanta, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,145,061	Aug 2026	GSI	—	50,064	50,064
Pay	Sika AG	CHF SARON Compounded OIS - 0.40%	At Maturity	CHF	187,608	Oct 2026	GSI	—	36,408	36,408
Pay	Credit Acceptance Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,352,253	Oct 2026	GSI	—	(86,820)	(86,820)
Pay	Tesla, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,511,057	Oct 2026	GSI	—	(233,473)	(233,473)
Pay	Occidental Petroleum Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,016,793	Dec 2026	GSI	—	(85,860)	(85,860)
Pay	ON Semiconductor Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	943,847	Jan 2027	GSI	—	(248,449)	(248,449)
Pay	Floor & Decor Holdings, Inc., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,524,660	Jan 2027	GSI	—	214,668	214,668
Pay	Dr. Ing. h.c. F. Porsche AG	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	680,565	May 2027	GSI	—	168,288	168,288
Pay	Carvana Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	745,989	May 2027	GSI	—	(615,405)	(615,405)
Pay	EQT AB	SEK SIOR Compounded OIS - 1.00%	At Maturity	SEK	34,464,583	May 2027	GSI	—	(629,387)	(629,387)
Pay	Toro Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,724,838	May 2027	GSI	—	19,651	19,651
Pay	Fastenal Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	2,160,323	Jun 2027	GSI	—	(366,833)	(366,833)
Pay	VAT Group AG	CHF SARON Compounded OIS - 0.40%	At Maturity	CHF	340,416	Jun 2027	GSI	—	27,601	27,601
Pay	Comet Holding AG	CHF SARON Compounded OIS - 0.40%	At Maturity	CHF	720,211	Jul 2027	GSI	—	151,788	151,788
Pay	Power Integrations, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,879,122	Jul 2027	GSI	—	(69,370)	(69,370)
Pay	Tractor Supply Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,513,647	Jul 2027	GSI	—	(20,784)	(20,784)
Pay	CarMax, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	700,286	Sep 2027	GSI	—	15,373	15,373
Pay	Continental AG	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	886,046	Sep 2027	GSI	—	(254,214)	(254,214)
Pay	Dexcom, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,066,398	Sep 2027	GSI	—	(333,084)	(333,084)
Pay	Kuehne + Nagel International AG	CHF SARON Compounded OIS - 0.40%	At Maturity	CHF	752,555	Sep 2027	GSI	—	60,186	60,186
Pay	Moderna, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	460,537	Sep 2027	GSI	—	183,261	183,261
Pay	Telia Company AB	SEK SIOR Compounded OIS - 1.00%	At Maturity	SEK	18,353,833	Sep 2027	GSI	—	(38,388)	(38,388)
Pay	Church & Dwight Company, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	2,295,509	Sep 2027	GSI	—	199,611	199,611
Pay	Adecco Group AG	CHF SARON Compounded OIS - 0.40%	At Maturity	CHF	471,968	Sep 2027	GSI	—	(10,264)	(10,264)
Pay	Commonwealth Bank of Australia	AUD AONIA Compounded OIS - 0.45%	At Maturity	AUD	450,481	Sep 2027	GSI	—	(85,854)	(85,854)
Pay	Edwards Lifesciences Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,381,476	Oct 2027	GSI	—	(195,263)	(195,263)
Pay	Aozora Bank, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	248,045,049	Oct 2027	GSI	—	46,721	46,721
Pay	Huntsman Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	798,933	Oct 2027	GSI	—	316,557	316,557
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	5

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Lattice Semiconductor Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	634,831	Nov 2027	GSI	—	$(40,122)	$(40,122)
Pay	Dentsu Group, Inc.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	389,542,324	Nov 2027	GSI	—	(111,024)	(111,024)
Pay	Rakuten Group, Inc.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	104,147,107	Dec 2027	GSI	—	(48,716)	(48,716)
Pay	Swiss Re AG	CHF SARON Compounded OIS - 0.40%	At Maturity	CHF	611,281	Jan 2028	GSI	—	(59,644)	(59,644)
Pay	Zurich Insurance Group AG	CHF SARON Compounded OIS - 0.40%	At Maturity	CHF	271,673	Jan 2028	GSI	—	(3,305)	(3,305)
Pay	The Hershey Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,199,785	Jan 2028	GSI	—	(45,338)	(45,338)
Pay	Royal Bank of Canada	CAD CORRA Compounded OIS - 0.35%	At Maturity	CAD	1,717,499	Feb 2028	GSI	—	(138,915)	(138,915)
Pay	Lotus Bakeries NV	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	1,031,008	Feb 2028	GSI	—	34,546	34,546
Pay	Cochlear, Ltd.	AUD AONIA Compounded OIS - 0.45%	At Maturity	AUD	1,584,098	Feb 2028	GSI	—	(157,410)	(157,410)
Pay	ICF International, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,117,999	Feb 2028	GSI	—	40,240	40,240
Pay	WiseTech Global, Ltd.	AUD AONIA Compounded OIS - 0.45%	At Maturity	AUD	997,971	Feb 2028	GSI	—	(171,954)	(171,954)
Pay	Unibail-Rodamco -Westfield	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	951,210	Mar 2028	GSI	—	(223,783)	(223,783)
Pay	Vonovia SE	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	891,194	Mar 2028	GSI	—	(221,490)	(221,490)
Pay	Choice Hotels International, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,525,826	Mar 2028	GSI	—	20,095	20,095
Pay	Dick’s Sporting Goods, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	2,390,720	Mar 2028	GSI	—	(97,375)	(97,375)
Pay	Graphic Packaging Holding Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,050,945	Mar 2028	GSI	—	146,416	146,416
Pay	Lemonade, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	40,976	Mar 2028	GSI	—	(13,276)	(13,276)
Pay	Lululemon Athletica, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,430,772	Mar 2028	GSI	—	233,546	233,546
Pay	Palantir Technologies, Inc., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	241,688	Mar 2028	GSI	—	(151,669)	(151,669)
Pay	Verbund AG	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	1,057,934	Mar 2028	GSI	—	(27,811)	(27,811)
Pay	Costco Wholesale Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,139,669	Mar 2028	GSI	—	(80,902)	(80,902)
Pay	Kikkoman Corp.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	92,291,443	Mar 2028	GSI	—	14,247	14,247
Pay	Lasertec Corp.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	45,583,028	Mar 2028	GSI	—	(237,992)	(237,992)
Pay	Rohm Company, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	52,124,358	Mar 2028	GSI	—	(241,450)	(241,450)
Pay	Compass Group PLC	GBP SONIA Compounded OIS - 0.40%	At Maturity	GBP	1,483,328	Mar 2028	GSI	—	18,703	18,703
Pay	Liberty Global, Ltd., Class C	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	919,183	Mar 2028	GSI	—	95,266	95,266
Pay	Moncler SpA	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	1,087,183	Apr 2028	GSI	—	100,321	100,321
Pay	Spirax Group PLC	GBP SONIA Compounded OIS - 0.40%	At Maturity	GBP	715,508	Apr 2028	GSI	—	(21,654)	(21,654)
Pay	Breville Group, Ltd.	AUD AONIA Compounded OIS - 0.45%	At Maturity	AUD	2,644,606	Apr 2028	GSI	—	(118,210)	(118,210)
Pay	McDonald’s Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,631,769	Apr 2028	GSI	—	52,925	52,925
Pay	Westpac Banking Corp.	AUD AONIA Compounded OIS - 0.45%	At Maturity	AUD	2,667,408	Apr 2028	GSI	—	(324,708)	(324,708)
Pay	Sumitomo Heavy Industries, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	139,097,635	Apr 2028	GSI	—	(10,771)	(10,771)
Pay	Dollar General Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	977,706	May 2028	GSI	—	(225,436)	(225,436)
Pay	Cathay Financial Holding Company, Ltd.	USD Federal Funds Compounded OIS - 1.25%	At Maturity	USD	441,407	May 2028	GSI	—	(106,209)	(106,209)
Pay	Ecopro Company, Ltd.	USD Federal Funds Compounded OIS - 0.38%	At Maturity	USD	781,679	May 2028	GSI	—	(15,722)	(15,722)
Pay	Fubon Financial Holding Company, Ltd.	USD Federal Funds Compounded OIS - 1.25%	At Maturity	USD	1,668,834	May 2028	GSI	—	(253,821)	(253,821)
Pay	Murata Manufacturing Company, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	147,634,097	May 2028	GSI	—	(62,619)	(62,619)
Pay	Shin Kong Financial Holding Company, Ltd.	USD Federal Funds Compounded OIS - 1.25%	At Maturity	USD	1,324,232	May 2028	GSI	—	(41,860)	(41,860)
Pay	Sompo Holdings, Inc.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	227,428,669	May 2028	GSI	—	6,317	6,317
Pay	Kadant, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,333,171	Jun 2028	GSI	—	62,448	62,448
Pay	KION Group AG	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	1,166,316	Jun 2028	GSI	—	(128,250)	(128,250)
Pay	Kellanova	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,691,581	Jun 2028	GSI	—	(30,814)	(30,814)
Pay	Credit Acceptance Corp.	USD SOFR Compounded OIS + 0.20%	At Maturity	USD	749,289	Dec 2025	HSBC	—	(103,012)	(103,012)
Pay	Lemonade, Inc.	USD SOFR Compounded OIS - 0.50%	At Maturity	USD	304,875	Feb 2028	HSBC	—	(165,767)	(165,767)
Pay	Occidental Petroleum Corp.	USD SOFR Compounded OIS - 0.50%	At Maturity	USD	876,466	Mar 2028	HSBC	—	122,119	122,119
Pay	ICF International, Inc.	USD SOFR Compounded OIS - 0.50%	At Maturity	USD	164,926	Mar 2028	HSBC	—	(4,581)	(4,581)
Pay	Acushnet Holdings Corp.	USD OBFR - 0.25%	At Maturity	USD	613,115	Apr 2028	HSBC	—	(132,010)	(132,010)
Pay	Bank of Hawaii Corp.	USD OBFR - 0.25%	At Maturity	USD	556,204	Apr 2028	HSBC	—	(58,826)	(58,826)
Pay	BlackLine, Inc.	USD OBFR - 0.25%	At Maturity	USD	185,235	Apr 2028	HSBC	—	(51,799)	(51,799)
Pay	Carvana Company	USD OBFR - 0.25%	At Maturity	USD	169,883	Apr 2028	HSBC	—	(176,357)	(176,357)
Pay	Choice Hotels International, Inc.	USD OBFR - 0.25%	At Maturity	USD	373,541	Apr 2028	HSBC	—	(9,251)	(9,251)
Pay	Church & Dwight Company, Inc.	USD OBFR - 0.25%	At Maturity	USD	593,004	Apr 2028	HSBC	—	56,013	56,013
6	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Costco Wholesale Corp.	USD OBFR - 0.25%	At Maturity	USD	288,689	Apr 2028	HSBC	—	$(22,441)	$(22,441)
Pay	Credit Acceptance Corp.	USD OBFR - 0.25%	At Maturity	USD	533,417	Apr 2028	HSBC	—	(53,466)	(53,466)
Pay	Dayforce, Inc.	USD OBFR - 0.25%	At Maturity	USD	235,020	Apr 2028	HSBC	—	(16,908)	(16,908)
Pay	Dexcom, Inc.	USD OBFR - 0.25%	At Maturity	USD	245,932	Apr 2028	HSBC	—	(111,703)	(111,703)
Pay	Dick’s Sporting Goods, Inc.	USD OBFR - 0.25%	At Maturity	USD	439,233	Apr 2028	HSBC	—	(36,694)	(36,694)
Pay	Edwards Lifesciences Corp.	USD OBFR - 0.25%	At Maturity	USD	358,902	Apr 2028	HSBC	—	(44,448)	(44,448)
Pay	Fastenal Company	USD OBFR - 0.25%	At Maturity	USD	569,259	Apr 2028	HSBC	—	(74,466)	(74,466)
Pay	Floor & Decor Holdings, Inc., Class A	USD OBFR - 0.25%	At Maturity	USD	797,436	Apr 2028	HSBC	—	(7,028)	(7,028)
Pay	Graphic Packaging Holding Company	USD OBFR - 0.25%	At Maturity	USD	462,422	Apr 2028	HSBC	—	74,129	74,129
Pay	Huntsman Corp.	USD OBFR - 0.25%	At Maturity	USD	890,963	Apr 2028	HSBC	—	197,447	197,447
Pay	ICF International, Inc.	USD OBFR - 0.25%	At Maturity	USD	316,152	Apr 2028	HSBC	—	(1,765)	(1,765)
Pay	Lattice Semiconductor Corp.	USD OBFR - 0.25%	At Maturity	USD	139,600	Apr 2028	HSBC	—	(33,364)	(33,364)
Pay	Lemonade, Inc.	USD OBFR - 0.25%	At Maturity	USD	190,216	Apr 2028	HSBC	—	(104,418)	(104,418)
Pay	LGI Homes, Inc.	USD OBFR - 0.25%	At Maturity	USD	95,935	Apr 2028	HSBC	—	19,689	19,689
Pay	Liberty Global, Ltd., Class C	USD OBFR - 0.25%	At Maturity	USD	218,544	Apr 2028	HSBC	—	8,548	8,548
Pay	Lululemon Athletica, Inc.	USD OBFR - 0.25%	At Maturity	USD	341,697	Apr 2028	HSBC	—	36,395	36,395
Pay	Moderna, Inc.	USD OBFR - 0.25%	At Maturity	USD	66,197	Apr 2028	HSBC	—	(6,310)	(6,310)
Pay	National Beverage Corp.	USD OBFR - 0.25%	At Maturity	USD	332,493	Apr 2028	HSBC	—	(3,041)	(3,041)
Pay	Novanta, Inc.	USD OBFR - 0.25%	At Maturity	USD	238,525	Apr 2028	HSBC	—	(54,690)	(54,690)
Pay	Occidental Petroleum Corp.	USD OBFR - 0.25%	At Maturity	USD	1,228,340	Apr 2028	HSBC	—	(122,796)	(122,796)
Pay	ON Semiconductor Corp.	USD OBFR - 0.25%	At Maturity	USD	49,377	Apr 2028	HSBC	—	(26,777)	(26,777)
Pay	Palantir Technologies, Inc., Class A	USD OBFR - 0.25%	At Maturity	USD	91,869	Apr 2028	HSBC	—	(76,174)	(76,174)
Pay	Power Integrations, Inc.	USD OBFR - 0.25%	At Maturity	USD	390,490	Apr 2028	HSBC	—	(108,325)	(108,325)
Pay	Royal Bank of Canada	CAD CORRA Compounded OIS - 0.30%	At Maturity	CAD	423,535	Apr 2028	HSBC	—	(44,914)	(44,914)
Pay	Tesla, Inc.	USD OBFR - 0.25%	At Maturity	USD	95,143	Apr 2028	HSBC	—	(29,882)	(29,882)
Pay	The Hershey Company	USD OBFR - 0.25%	At Maturity	USD	308,243	Apr 2028	HSBC	—	(8,551)	(8,551)
Pay	Toro Company	USD OBFR - 0.25%	At Maturity	USD	404,525	Apr 2028	HSBC	—	(31,317)	(31,317)
Pay	Tractor Supply Company	USD OBFR - 0.25%	At Maturity	USD	388,285	Apr 2028	HSBC	—	(3,166)	(3,166)
Pay	Adecco Group AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	123,520	Apr 2028	HSBC	—	(9,326)	(9,326)
Pay	Cochlear, Ltd.	AUD AONIA Compounded OIS - 0.75%	At Maturity	AUD	402,180	Apr 2028	HSBC	—	(39,538)	(39,538)
Pay	Comet Holding AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	252,925	Apr 2028	HSBC	—	(102,752)	(102,752)
Pay	Compass Group PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	378,972	Apr 2028	HSBC	—	6,929	6,929
Pay	Dentsu Group, Inc.	JPY TONAR Compounded OIS - 0.35%	At Maturity	JPY	96,153,446	Apr 2028	HSBC	—	(38,579)	(38,579)
Pay	Dr. Ing. h.c. F. Porsche AG	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	569,798	Apr 2028	HSBC	—	(5,974)	(5,974)
Pay	EQT AB	SEK SIOR Compounded OIS - 0.30%	At Maturity	SEK	6,111,843	Apr 2028	HSBC	—	(158,044)	(158,044)
Pay	Fastighets AB Balder, B Shares	SEK SIOR Compounded OIS - 0.30%	At Maturity	SEK	2,003,993	Apr 2028	HSBC	—	(17,504)	(17,504)
Pay	Fuji Media Holdings, Inc.	JPY TONAR Compounded OIS - 0.35%	At Maturity	JPY	31,579,579	Apr 2028	HSBC	—	(36,924)	(36,924)
Pay	Kikkoman Corp.	JPY TONAR Compounded OIS - 0.35%	At Maturity	JPY	40,295,274	Apr 2028	HSBC	—	13,630	13,630
Pay	Kuehne + Nagel International AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	425,790	Apr 2028	HSBC	—	1,213	1,213
Pay	Lasertec Corp.	JPY TONAR Compounded OIS - 0.35%	At Maturity	JPY	19,757,161	Apr 2028	HSBC	—	(92,717)	(92,717)
Pay	Lotus Bakeries NV	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	247,306	Apr 2028	HSBC	—	(9,714)	(9,714)
Pay	Moncler SpA	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	270,255	Apr 2028	HSBC	—	18,906	18,906
Pay	Nokian Renkaat Oyj	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	133,382	Apr 2028	HSBC	—	(1,749)	(1,749)
Pay	Rakuten Group, Inc.	JPY TONAR Compounded OIS - 0.35%	At Maturity	JPY	49,849,201	Apr 2028	HSBC	—	713	713
Pay	SEEK, Ltd.	AUD AONIA Compounded OIS - 0.75%	At Maturity	AUD	404,545	Apr 2028	HSBC	—	(47,299)	(47,299)
Pay	Sika AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	198,292	Apr 2028	HSBC	—	(25,471)	(25,471)
Pay	Spirax Group PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	177,451	Apr 2028	HSBC	—	(11,687)	(11,687)
Pay	Swiss Re AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	355,381	Apr 2028	HSBC	—	(14,932)	(14,932)
Pay	Telia Company AB	SEK SIOR Compounded OIS - 0.30%	At Maturity	SEK	4,861,407	Apr 2028	HSBC	—	16,116	16,116
Pay	Unibail-Rodamco -Westfield	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	230,585	Apr 2028	HSBC	—	(69,356)	(69,356)
Pay	Valmet Oyj	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	471,938	Apr 2028	HSBC	—	(83,912)	(83,912)
Pay	VAT Group AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	141,725	Apr 2028	HSBC	—	(45,138)	(45,138)
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	7

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Verbund AG	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	261,245	Apr 2028	HSBC	—	$(15,535)	$(15,535)
Pay	Vonovia SE	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	231,858	Apr 2028	HSBC	—	(49,308)	(49,308)
Pay	Zurich Insurance Group AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	674,885	Apr 2028	HSBC	—	(27,138)	(27,138)
Pay	Lennox International, Inc.	USD OBFR - 0.25%	At Maturity	USD	1,233,258	Apr 2028	HSBC	—	(96,674)	(96,674)
Pay	Caterpillar, Inc.	USD SOFR Compounded OIS - 0.05%	At Maturity	USD	1,004,355	Apr 2028	HSBC	—	(290,158)	(290,158)
Pay	Moelis & Company, Class A	USD SOFR Compounded OIS - 0.05%	At Maturity	USD	2,089,410	Apr 2028	HSBC	—	(301,134)	(301,134)
Pay	PBF Energy, Inc., Class A	USD OBFR - 0.25%	At Maturity	USD	1,643,893	Apr 2028	HSBC	—	(288,468)	(288,468)
Pay	Trex Company, Inc.	USD SOFR Compounded OIS - 0.05%	At Maturity	USD	977,194	Apr 2028	HSBC	—	48,491	48,491
Pay	Kawasaki Kisen Kaisha, Ltd.	JPY TONAR Compounded OIS - 0.35%	At Maturity	JPY	157,767,656	May 2028	HSBC	—	(86,832)	(86,832)
Pay	Mitsui OSK Lines, Ltd.	JPY TONAR Compounded OIS - 0.35%	At Maturity	JPY	183,947,549	May 2028	HSBC	—	(35,097)	(35,097)
Pay	The Blackstone Group, Inc.	USD SOFR Compounded OIS - 0.05%	At Maturity	USD	1,282,714	May 2028	HSBC	—	(44,810)	(44,810)
Pay	VAT Group AG	CHF SARON Compounded OIS - 0.35%	At Maturity	CHF	410,826	May 2028	HSBC	—	(37,446)	(37,446)
Pay	American Airlines Group, Inc.	USD SOFR Compounded OIS - 0.05%	At Maturity	USD	1,330,028	Jun 2028	HSBC	—	(71,320)	(71,320)
Pay	Nordic Semiconductor ASA	NOK NOWA Compounded OIS - 0.30%	At Maturity	NOK	12,112,187	Jun 2028	HSBC	—	5,371	5,371
Pay	Aberdeen Group PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	148,251	Apr 2028	JPM	—	(77,377)	(77,377)
Pay	WiseTech Global, Ltd.	AUD AONIA Compounded OIS - 0.75%	At Maturity	AUD	220,145	Apr 2028	JPM	—	(65,417)	(65,417)
Pay	Aberdeen Group PLC	GBP SONIA Compounded OIS - 0.25%	At Maturity	GBP	57,181	Jan 2026	MSI	—	(10,865)	(10,865)
Pay	Bank of Hawaii Corp.	USD Federal Funds Compounded OIS - 0.53%	At Maturity	USD	359,990	Jan 2026	MSI	—	(25,789)	(25,789)
Pay	Novanta, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	54,259	Jan 2026	MSI	—	13,145	13,145
Pay	Adecco Group AG	CHF SARON Compounded OIS + 0.35%	At Maturity	CHF	47,569	Jun 2026	MSI	—	12,974	12,974
Pay	Sika AG	CHF SARON Compounded OIS - 0.45%	At Maturity	CHF	658,254	Jun 2026	MSI	—	(69,082)	(69,082)
Pay	VAT Group AG	CHF SARON Compounded OIS + 0.35%	At Maturity	CHF	307,692	Jun 2026	MSI	—	(95,471)	(95,471)
Pay	SEEK, Ltd.	AUD AONIA Compounded OIS - 0.55%	At Maturity	AUD	1,261,829	Jun 2026	MSI	—	(200,817)	(200,817)
Pay	Nokian Renkaat Oyj	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	285,692	Jul 2026	MSI	—	(5,874)	(5,874)
Pay	Commonwealth Bank of Australia	AUD AONIA Compounded OIS - 0.55%	At Maturity	AUD	1,713,586	Sep 2027	MSI	—	(308,710)	(308,710)
Pay	Palantir Technologies, Inc., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	156,520	Jan 2028	MSI	—	(111,593)	(111,593)
Pay	Graphic Packaging Holding Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	805,063	Jan 2028	MSI	—	189,982	189,982
Pay	Kikkoman Corp.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	73,110,861	Feb 2028	MSI	—	75,522	75,522
Pay	Comet Holding AG	CHF SARON Compounded OIS + 0.35%	At Maturity	CHF	547,752	Apr 2028	MSI	—	(215,582)	(215,582)
Pay	Kuehne + Nagel International AG	CHF SARON Compounded OIS + 0.35%	At Maturity	CHF	466,353	Apr 2028	MSI	—	(11,181)	(11,181)
Pay	Lemonade, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	393,639	Apr 2028	MSI	—	(241,648)	(241,648)
Pay	Swiss Re AG	CHF SARON Compounded OIS + 0.35%	At Maturity	CHF	760,411	Apr 2028	MSI	—	97	97
Pay	Zurich Insurance Group AG	CHF SARON Compounded OIS + 0.35%	At Maturity	CHF	1,438,192	Apr 2028	MSI	—	7,209	7,209
Pay	Aozora Bank, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	143,419,460	Apr 2028	MSI	—	(278,490)	(278,490)
Pay	Caris Life Sciences, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	846,987	Jun 2028	MSI	—	(10,539)	(10,539)
Receive	Babcock International Group PLC	GBP SONIA Compounded OIS + 0.43%	At Maturity	GBP	2,057,904	Mar 2028	GSI	—	1,845,423	1,845,423
Receive	SPIE SA	EUR ESTR Compounded OIS + 0.40%	At Maturity	EUR	2,225,098	Mar 2028	GSI	—	761,229	761,229
Receive	Capgemini SE	EUR ESTR Compounded OIS + 0.40%	At Maturity	EUR	763,685	Apr 2028	GSI	—	206,589	206,589
Receive	Tokyo Electron, Ltd.	JPY TONAR Compounded OIS + 0.50%	At Maturity	JPY	358,053,514	May 2028	GSI	—	364,263	364,263
Receive	Hiscox, Ltd.	GBP SONIA Compounded OIS + 0.40%	At Maturity	GBP	4,530,804	Apr 2028	JPM	—	597,394	597,394
Receive	The Weir Group PLC	GBP SONIA Compounded OIS + 0.40%	At Maturity	GBP	6,209,001	Apr 2028	JPM	—	1,083,542	1,083,542
Receive	Tokyo Electron, Ltd.	JPY TONAR Compounded OIS + 0.35%	At Maturity	JPY	358,157,415	May 2028	JPM	—	670,845	670,845
Receive	Sumitomo Mitsui Financial Group, Inc.	JPY TONAR Compounded OIS + 0.17%	At Maturity	JPY	691,350,749	May 2028	JPM	—	17,396	17,396
Receive	Mitsubishi Chemical Group Corp.	JPY TONAR Compounded OIS + 0.17%	At Maturity	JPY	365,664,738	May 2028	JPM	—	(6,291)	(6,291)
Receive	Hikma Pharmaceuticals PLC	GBP SONIA Compounded OIS + 0.40%	At Maturity	GBP	3,214,128	May 2028	JPM	—	(280,226)	(280,226)
Receive	Sumitomo Mitsui Financial Group, Inc.	JPY TONAR Compounded OIS + 0.35%	At Maturity	JPY	238,586,254	May 2028	JPM	—	(8,591)	(8,591)
Receive	Samsung Electronics Company, Ltd.	USD OBFR + 0.50%	At Maturity	USD	4,531,069	Jun 2028	JPM	—	(76,946)	(76,946)
Receive	SK, Inc.	USD OBFR + 0.50%	At Maturity	USD	2,573,284	Jun 2028	JPM	—	80,026	80,026
Receive	Heineken NV	EUR ESTR Compounded OIS + 0.40%	At Maturity	EUR	8,214,848	Dec 2027	MSI	—	(19,001)	(19,001)
Receive	Nordea Bank Abp	SEK SIOR Compounded OIS + 0.40%	At Maturity	SEK	26,604,625	Dec 2027	MSI	—	613,154	613,154
Receive	Sandoz Group AG	CHF SARON Compounded OIS + 0.35%	At Maturity	CHF	2,155,500	Dec 2027	MSI	—	890,429	890,429
8	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Banco Santander SA	EUR ESTR Compounded OIS + 0.40%	At Maturity	EUR	1,637,581	Feb 2028	MSI	—	$563,684	$563,684
								—	$(2,338,953)	$(2,338,953)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
AONIA	Reserve Bank of Australia Interbank Overnight Cash Rate
CORRA	Canadian Overnight Repo Rate Average
ESTR	Euro Short-Term Rate
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
NOWA	Norwegian Overnight Weighted Average
OBFR	Overnight Bank Funding Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SARON	Swiss Average Rate Overnight
SIOR	Stockholm Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
TONAR	Tokyo Overnight Average Rate
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	9

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2025, by major security category or type:
	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$3,135,991	—	$3,135,991	—
Canada	24,367,760	$24,367,760	—	—
China	9,158,907	4,712,526	4,446,381	—
Denmark	5,387,624	—	5,387,624	—
France	19,329,874	—	19,329,874	—
Hong Kong	6,679,028	—	6,679,028	—
India	5,229,507	5,229,507	—	—
Ireland	3,286,483	3,286,483	—	—
Italy	7,538,863	—	7,538,863	—
Japan	9,170,260	—	9,170,260	—
Luxembourg	3,214,252	3,214,252	—	—
Mexico	7,174,596	7,174,596	—	—
Namibia	158,902	—	158,902	—
Norway	6,880,429	3,916,050	2,964,379	—
South Korea	16,307,071	5,813,870	10,493,201	—
United Kingdom	26,043,966	16,045,604	9,998,362	—
United States	99,313,560	99,313,560	—	—
10	|

	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Convertible bonds	$1,374,774	—	—	$1,374,774
Warrants	—	—	—	—
Short-term investments	95,462,395	$95,462,395	—	—
Total investments in securities	$349,214,242	$268,536,603	$79,302,865	$1,374,774
Liabilities
Securities sold short	$(2,255,244)	—	$(2,255,244)	—
Derivatives:
Assets
Swap contracts	11,286,355	—	11,286,355	—
Liabilities
Written options	(1,683,750)	$(1,683,750)	—	—
Swap contracts	(13,625,308)	—	(13,625,308)	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.
Convertible bonds
Balance as of 3-31-25	$1,271,734
Purchases	—
Sales	—
Realized gain (loss)	—
Net amortization of (premium) discount	—
Change in unrealized appreciation (depreciation)	103,040
Balance as of 6-30-25	$1,374,774
Change in unrealized appreciation (depreciation) at period end[1]	$103,040

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,972,124	$1,111,725	$40,431,064	$(21,816,926)	$(170)	$278	$97,748	—	$19,725,971
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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